PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Schedule of Weighted-Average Assumptions Used
The weighted-average assumptions used to determine pension plan obligations and net periodic benefit costs for all plans are summarized in the table below:

Weighted-Average Assumptions for Pension Plans	Benefit Obligations at December 31,		Net Periodic Costs for the Years Ended
	2024	2023	2024	2023	2022
Discount rate	3.67%	3.26%	3.46%	3.05%	1.48%
Interest crediting rate for applicable benefits	1.75%	2.00%	2.00%	2.25%	1.25%
Rate of compensation increase	3.41%	3.11%	3.11%	3.25%	3.15%
Expected return on plan assets	N/A	N/A	4.43%	3.61%	2.69%

Schedule of Pension Plans and Other Postretirement Benefits
Summarized information on the Company's pension and other postretirement benefit plans is as follows:

Change in Projected Benefit Obligations of All Plans	2024	2023
In millions
Change in projected benefit obligations:
Benefit obligations at beginning of year	$2,704	$2,726
Service cost	17	25
Interest cost	84	99
Plan participants' contributions	9	7
Actuarial changes in assumptions and experience	(49)	132
Benefits paid	(208)	(208)
Acquisitions/divestitures/other [1]	—	(209)
Effect of foreign exchange rates	(122)	133
Termination benefits/curtailment cost/settlements	—	(1)
Benefit obligations at end of year	$2,435	$2,704
1.The year ended 2023 is primarily related to the Delrin® Divestiture.

Change in Plan Assets and Funded Status of All Plans	2024	2023
In millions
Change in plan assets:
Fair value of plan assets at beginning of year	$2,424	$2,596
Actual return on plan assets	(14)	109
Employer contributions	51	66
Plan participants' contributions	9	7
Benefits paid	(208)	(208)
Acquisitions/divestitures/other [1]	—	(285)
Effect of foreign exchange rates	(101)	139
Fair value of plan assets at end of year	$2,161	$2,424

Funded status:
Plans with plan assets	$186	$233
All other plans	(460)	(513)
Funded status at end of year	$(274)	$(280)
1.The year ended 2023 is primarily related to the Delrin® Divestiture.

The following tables summarize the amounts recognized in the Consolidated Balance Sheets for all significant plans:

Amounts Recognized in the Consolidated Balance Sheets for All Significant Plans	December 31, 2024	December 31, 2023
In millions
Amounts recognized in the consolidated balance sheets:
Deferred charges and other assets	$291	$338
Accrued and other current liabilities	(42)	(53)
Pension and other postretirement benefits - noncurrent	(523)	(565)
Net amount recognized	$(274)	$(280)

Pretax amounts recognized in accumulated other comprehensive loss (income):
Net loss (gain)	$167	$95
Prior service credit	(4)	(8)
Pretax balance in accumulated other comprehensive loss at end of year	$163	$87

Schedule of Accumulated Benefit Obligations in Excess of Plan Assets

Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets	December 31, 2024	December 31, 2023
In millions
Accumulated benefit obligations	$646	$700
Fair value of plan assets	$134	$138

Schedule of Pension Plans with Projected Benefit Obligations in Excess of Plan Assets

Pension Plans with Projected Benefit Obligations in Excess of Plan Assets	December 31, 2024	December 31, 2023
In millions
Projected benefit obligations	$683	$743
Fair value of plan assets	$144	$154

Schedule of Net Periodic Benefit Costs

Net Periodic Benefit Costs for All Significant Plans for the Years Ended December 31,	2024	2023	2022
In millions
Net Periodic Benefit Costs:
Service cost	$17	$25	$43
Interest cost	84	99	55
Expected return on plan assets	(100)	(92)	(97)
Amortization of prior service credit	(3)	(3)	(5)
Amortization of unrecognized net (gain) loss	—	(1)	1
Curtailment/settlement	1	(3)	(4)
Net periodic benefit (credits) costs - Total	$(1)	$25	$(7)
Less: Net periodic benefit credits - Discontinued operations	—	(6)	(9)
Net periodic benefit (credit) costs - Continuing operations [1]	$(1)	$31	$2
Changes in plan assets and benefit obligations recognized in other comprehensive loss (income):
Net loss (gain)	$70	$108	$(35)
Amortization of prior service credit	3	3	5
Amortization of unrecognized gain (loss)	—	1	(1)
Settlement (loss) gain	(1)	3	4
Effect of foreign exchange rates	(1)	1	5
Total recognized in other comprehensive loss (income)	$71	$116	$(22)
Total recognized in net periodic benefit costs (credits) and other comprehensive loss (income)	$70	$147	$(20)
1. Refer to the separate table below for details of Net Periodic Benefit Costs for Plans in Continuing Operations.

Net Periodic Benefit Costs for Plans in Continuing Operations for the Years Ended December 31,	2024	2023	2022
In millions
Net Periodic Benefit Costs:
Service cost	$17	$22	$30
Interest cost	84	93	49
Expected return on plan assets	(100)	(78)	(73)
Amortization of prior service credit	(3)	(2)	(4)
Amortization of unrecognized net (gain) loss	—	(1)	4
Curtailment/settlement	1	(3)	(4)
Net periodic benefit costs - Continuing operations	$(1)	$31	$2

Schedule of Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive (Income) Loss

Net Periodic Benefit Costs for All Significant Plans for the Years Ended December 31,	2024	2023	2022
In millions
Net Periodic Benefit Costs:
Service cost	$17	$25	$43
Interest cost	84	99	55
Expected return on plan assets	(100)	(92)	(97)
Amortization of prior service credit	(3)	(3)	(5)
Amortization of unrecognized net (gain) loss	—	(1)	1
Curtailment/settlement	1	(3)	(4)
Net periodic benefit (credits) costs - Total	$(1)	$25	$(7)
Less: Net periodic benefit credits - Discontinued operations	—	(6)	(9)
Net periodic benefit (credit) costs - Continuing operations [1]	$(1)	$31	$2
Changes in plan assets and benefit obligations recognized in other comprehensive loss (income):
Net loss (gain)	$70	$108	$(35)
Amortization of prior service credit	3	3	5
Amortization of unrecognized gain (loss)	—	1	(1)
Settlement (loss) gain	(1)	3	4
Effect of foreign exchange rates	(1)	1	5
Total recognized in other comprehensive loss (income)	$71	$116	$(22)
Total recognized in net periodic benefit costs (credits) and other comprehensive loss (income)	$70	$147	$(20)
1. Refer to the separate table below for details of Net Periodic Benefit Costs for Plans in Continuing Operations.

Net Periodic Benefit Costs for Plans in Continuing Operations for the Years Ended December 31,	2024	2023	2022
In millions
Net Periodic Benefit Costs:
Service cost	$17	$22	$30
Interest cost	84	93	49
Expected return on plan assets	(100)	(78)	(73)
Amortization of prior service credit	(3)	(2)	(4)
Amortization of unrecognized net (gain) loss	—	(1)	4
Curtailment/settlement	1	(3)	(4)
Net periodic benefit costs - Continuing operations	$(1)	$31	$2

Schedule of Estimated Future Benefit Payments
The estimated future benefit payments of continuing operations, reflecting expected future service, as appropriate, are presented in the following table:

Estimated Future Benefit Payments at December 31, 2024
In millions
2025	$173
2026	171
2027	167
2028	169
2029	174
Years 2030-2034	845
Total	$1,699

Schedule of Target Allocation for Plan Assets
The weighted-average target allocation for plan assets of DuPont's pension plans is summarized as follows:

Target Allocation for Plan Assets at December 31, 2024	DuPont
Asset Category
Equity securities	2%
Fixed income securities	9
Alternative investments	24
Hedge funds	26
Pooled investment vehicles	32
Other investments	7
Total	100%
The following table summarizes the bases used to measure the Company’s pension plan assets at fair value for the years ended December 31, 2024 and 2023:

Basis of Fair Value Measurements	December 31, 2024				December 31, 2023
In millions	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Cash and cash equivalents	$52	$52	$—	$—	$55	$55	$—	$—
Equity securities:
U.S. equity securities	$20	$20	$—	$—	$20	$20	$—	$—
Non - U.S. equity securities	26	26	—	—	29	29	—	—
Total equity securities	$46	$46	$—	$—	$49	$49	$—	$—
Fixed income securities:
Debt - government-issued	$34	$—	$34	$—	$34	$—	$34	$—
Debt - corporate-issued	4	—	4	—	5	—	5	—
Total fixed income securities	$38	$—	$38	$—	$39	$—	$39	$—
Alternative investments:
Real estate	$75	$—	$—	$75	$79	$—	$—	$79
Insurance contracts	468	—	—	468	524	—	—	524
Derivatives - asset position	—	—	—	—	3	—	3	—
Derivatives - liability position	(3)	—	(3)	—	—	—	—	—
Total alternative investments	$540	$—	$(3)	$543	$606	$—	$3	$603
Other Investments:
Pooled Investment Vehicles	$685	$685	$—	$—	$681	$681	$—	$—
Total other investments	$685	$685	$—	$—	$681	$681	$—	$—
Subtotal	$1,361	$783	$35	$543	$1,430	$785	$42	$603
Investments measured at net asset value:
Debt - government-issued	$147				$187
Hedge funds	552				667
Private market securities	101				126
Total investments measured at net asset value	$800				$980
Items to reconcile to fair value of plan assets:
Pension trust receivables [1]	$—				$14
Pension trust payables [2]	—				—
Total	$2,161				$2,424
1. Primarily receivables for investment securities sold.
2. Primarily payables for investment securities purchased.

Schedule of Fair Value Measurement of Level 3 Plan Assets
The following table summarizes the changes in the fair value of Level 3 pension plan assets for the years ended December 31, 2024 and 2023:

Fair Value Measurement of Level 3 Pension Plan Assets	Real Estate	Insurance Contracts	Total
In millions
Balance at Jan 1, 2023	$75	$524	$599
Actual return on assets:
Relating to assets held at Dec 31, 2023	2	26	28
Purchases, sales and settlements, net	2	(16)	(14)
Transfers out of Level 3 [1]	—	(10)	(10)
Balance at Dec 31, 2023	$79	$524	$603
Actual return on assets:
Relating to assets held at Dec 31, 2024	(6)	(56)	(62)
Purchases, sales and settlements, net	2	(3)	(1)
Transfers into Level 3	—	3	3
Balance at Dec 31, 2024	$75	$468	$543
1. Related to the Delrin® Divestiture